Rule 497(e)
                     FIRST TRUST EXCHANGE-TRADED FUND

           FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND,
        FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND,
                     FIRST TRUST IPOX-100 INDEX FUND,
              FIRST TRUST AMEX(R) BIOTECHNOLOGY INDEX FUND,
               FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND,
                FIRST TRUST DB STRATEGIC VALUE INDEX FUND,
         FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND,
              FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND,
                   FIRST TRUST S&P REIT INDEX FUND AND
            FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND
              (each, a "Fund" and collectively, the "Funds")

              SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2008

                         DATED OCTOBER 6, 2008


         The Shares of the Funds are currently listed and trade on the American Stock Exchange LLC ("Amex"). As soon as practicable following the acquisition of Amex by NYSE Euronext (the "Acquisition"), it is anticipated that the Shares of the Funds will be listed and begin trading on NYSE Arca, Inc. ("NYSE Arca"), an affiliate of NYSE Euronext.

         The Acquisition was completed on October 1, 2008. The
Funds have taken initial steps to transfer the listing of their Shares from Amex to NYSE Arca, with a target effective date of November 6, 2008.

         Amex currently serves as the Index Calculation Agent for the First Trust Amex(R) Biotechnology Index Fund, First Trust DB Strategic Value Index Fund, First Trust Value Line(R) Equity Allocation Index Fund, First Trust Value Line(R) Dividend Index Fund and First Trust Value Line(R) 100 Exchange-Traded Fund. Following the transfer of the listings from Amex to NYSE Arca, it is anticipated that NYSE Arca will assume the role of Index Calculation Agent for these Funds.

         No assurance can be given as to the continued listing of the Shares of each Fund or the liquidity or trading market for the Shares.

          PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS
                           FOR FUTURE REFERENCE